Note FDIC loss-share asset and true-up payment obligation (FDIC loss share - Additional Information) (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		May 22, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Contingent Consideration
OREO transfer to non-covered status			$ 15,300		$ 0	[1]
Loans transfer to non-covered status			514,600
Payment to the FDIC as a consideration for the termination of the loss share agreement.		$ 23,700
Carrying amount (fair value)			171,000				$ 165,000
FDIC loss-share asset net			45,600		0		45,192	$ 41,756	$ 310,221
Balance Due To F D I C			$ 1,100		0		(1,124)	(27,578)
Gain from the FDIC termination agreement					102,752	[2]	$ 0	$ 0
Non-covered loans | Mortgages
Business Acquisition, Contingent Consideration
OREO transfer to non-covered status	[1]				$ 15,333
Banco Popular de Puerto Rico
Business Acquisition, Contingent Consideration
Loss Sharing Agreement Allocation Percentage				80.00%

[1]
Represents the reclassification of OREOs to the non-covered category, pursuant to the Termination Agreement of all shared-loss agreements with the Federal Deposit Insurance Corporation related to loans acquired from Westernbank, that was completed on May 22, 2018.

[2]	Refer to Note 10 for additional information of the Termination Agreement with the FDIC.